Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Assets
Cash and cash equivalents	$ 640,167	¥ 4,672,772	¥ 4,969,319
Restricted cash	284,178	2,074,300	1,800,071
Short-term investments	388,035	2,832,382	2,960,821
Accounts receivable and contract assets, net of credit loss allowance for accounts receivable and contract assets of RMB310,394 and RMB290,267 as of December 31, 2023 and 2024, respectively	329,604	2,405,880	2,208,538
Quality assurance receivable, net of credit loss allowance for quality assurance receivable of RMB529,392 and RMB426,949 as of December 31, 2023 and 2024, respectively	224,623	1,639,591	1,755,615
Loans receivable, net of credit loss allowance for loans receivable of RMB214,550 and RMB226,467 as of December 31, 2023 and 2024, respectively	569,592	4,157,621	1,127,388
Property, equipment and software, net	85,459	623,792	140,933
Right of use assets	5,045	36,826	38,110
Intangible assets	18,810	137,298	98,692
Goodwill	6,906	50,411	50,411
Investments	160,701	1,173,003	1,135,133
Deferred tax assets	344,398	2,513,865	1,624,325
Prepaid expenses and other assets	176,644	1,289,380	3,384,317
Total assets	3,234,162	23,607,121	21,293,673
Liabilities and Shareholders’ Equity:
Deferred guarantee income (including deferred guarantee income of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB1,603,682 and RMB1,283,000 as of December 31, 2023 and 2024, respectively)	207,684	1,515,950	1,882,036
Liability from quality assurance commitment (including liability from quality assurance commitment of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB2,985,013 and RMB2,591,768 as of December 31, 2023 and 2024, respectively)	406,082	2,964,116	3,306,132
Payroll and welfare payable (including payroll and welfare payable of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB142,614 and RMB153,686 as of December 31, 2023 and 2024, respectively)	39,783	290,389	261,528
Taxes payable (including taxes payable of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB133,473 and RMB561,475 as of December 31, 2023 and 2024, respectively)	96,712	705,928	207,477
Funds payable to investors of consolidated trusts (including funds payable to investors of consolidated trusts of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB436,322 and RMB793,720 as of December 31, 2023 and 2024, respectively)	109,068	796,122	436,352
Contract liabilities (including contract liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB5,109 and RMB10,185 as of December 31, 2023 and 2024, respectively)	1,395	10,185	5,109
Short-term borrowings	766	5,594	5,756
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB134 and RMB130 as of December 31, 2023 and 2024, respectively)	1,824	13,314	134
Leasing liabilities (including leasing liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB32,811 and RMB22,673 as of December 31, 2023 and 2024, respectively)	3,941	28,765	35,878
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB65,201 and RMB112,604 as of December 31, 2023 and 2024, respectively)	67,296	491,213	340,608
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and VIE’s subsidiaries including consolidated trusts without recourse to the Company of RMB702,030 and RMB878,881 as of December 31, 2023 and 2024, respectively)	168,766	1,231,870	941,765
Total liabilities	1,103,317	8,053,446	7,422,775
Commitments and contingencies
FinVolution Group shareholders’ equity:
Additional paid-in capital	796,712	5,815,437	5,748,734
Treasury stock (223,676,230 and 283,820,445 shares as of December 31, 2023 and 2024, respectively)	(241,878)	(1,765,542)	(1,199,683)
Statutory reserves	116,823	852,723	762,472
Accumulated other comprehensive income	12,689	92,626	80,006
Retained earnings	1,398,588	10,208,717	8,357,153
Total FinVolution Group shareholders’ equity	2,082,948	15,204,064	13,748,785
Non-controlling interest	47,897	349,611	122,113
Total shareholders’equity	2,130,845	15,553,675	13,870,898
Total liabilities and shareholders’ equity	3,234,162	23,607,121	21,293,673
Common Class A [Member]
FinVolution Group shareholders’ equity:
Ordinary shares	9	64	64
Common Class B [Member]
FinVolution Group shareholders’ equity:
Ordinary shares	$ 5	¥ 39	¥ 39